Fair Value of Pension Plan Assets by Asset Category (Parenthetical) (Detail) In Millions, unless otherwise specified									12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 ORIX JREIT Inc. Japanese Companies Equity Securities USD ($)	Mar. 31, 2011 ORIX JREIT Inc. Japanese Companies Equity Securities JPY (¥)	Mar. 31, 2010 ORIX JREIT Inc. Japanese Companies Equity Securities JPY (¥)	Mar. 31, 2011 Japanese Government Bond Securities	Mar. 31, 2011 Japanese Municipal Bonds Securities	Mar. 31, 2011 Japanese Corporate Bonds Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	$ 1,027	¥ 85,396	$ 1,033	¥ 85,967	¥ 74,111	$ 0	¥ 34	¥ 36
Pension plan assets investment allocation in pooled funds									70.00%	10.00%	20.00%